Credit Facilities (Details) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 12, 2018	Feb. 17, 2021	Mar. 17, 2017	Dec. 31, 2021	Dec. 31, 2020	Aug. 02, 2018	Oct. 19, 2017	Nov. 30, 2016
Credit Facilities (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 500,000
Line of Credit Facility, Description	The agreement was amended on April 12, 2018, which increased the allowable borrowing amount by $250,000, to a maximum of $750,000
Line of Credit Facility, Interest Rate at Period End							0.05%
Interest Expense		$ 2,820,000		$ 0	$ 270,607
Lines of credit					379,797
CLWD Operations, Inc [Member]
Credit Facilities (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 400,000
Line of Credit Facility, Description			The agreement was amended on March 23, 2017, which increased the allowable borrowing amount by $100,000, to a maximum of $500,000.
Line of Credit Facility, Interest Rate at Period End								0.05%
Interest Expense				13,785	34,921
Lines of credit				379,797	0
Parscale Digital [Member]
Credit Facilities (Details) [Line Items]
Interest Expense				45,605	45,605
Lines of credit				0	0
Giles Design Bureau Inc [Member]
Credit Facilities (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 150,000
Line of Credit Facility, Interest Rate at Period End						0.056%
Interest Expense				73,054	0
Lines of credit				$ 0	$ 0
WebTegrity [Member]
Credit Facilities (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 150,000
Line of Credit Facility, Interest Rate at Period End						0.056%
Data Propria Inc [Member]
Credit Facilities (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 600,000
Line of Credit Facility, Interest Rate at Period End						0.049%